Segment Information - Summary of Revenue from Each Segment, Income (Loss) from Operations (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues:
Revenues		¥ 884,066	$ 128,178	¥ 784,616	¥ 1,552,645
Operating income (loss):
Total operating loss		(225,591)	(32,707)	(229,571)	(531,115)
Corporate, Non-Segment [Member]
Operating income (loss):
Unallocated expenses	[1]	(7,863)	(1,139)	(7,150)	(80,982)
Internet Business [Member]
Revenues:
Revenues		697,387	101,112	653,759	1,380,906
Internet Business [Member] | Operating Segments [Member]
Operating income (loss):
Total operating loss		(369)	(53)	(14,178)	147,070
Al And Other Segments [Member]
Revenues:
Revenues		186,679	27,066	130,857	171,739
Al And Other Segments [Member] | Operating Segments [Member]
Operating income (loss):
Total operating loss		¥ (217,359)	$ (31,515)	¥ (208,243)	¥ (597,203)

[1]	hare-based compensation were not allocated to segments.